Shareholders’ Deficit (Details) - USD ($)	1 Months Ended
	Mar. 31, 2019	Jul. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Common shares, registered and issued (in Shares)			6,960,000
Common shares to creditors (in Shares)	580,000	260,000
Payment of initial credit facility	$ 5,131,481	$ 3,418,519
Credit facilities amount	2,000,000	$ 7,100,000
Bridge loan	2,000,000		$ 565,650
Convertible promissory note	$ 529,769